CLOUGH FUNDS TRUST

SUPPLEMENT DATED JANUARY 25, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CLOUGH GLOBAL LONG-SHORT FUND (THE "FUND") DATED FEBRUARY 28, 2016

Effective January 25, 2017, Eric A. Brock is no longer serving as a Co-Portfolio Manager of the Fund.  Therefore, all references to Eric A. Brock in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted as of that date.  Charles I. Clough and Vincent M. Lorusso will remain as Co-Portfolio Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.